Vanguard® California Long-Term Tax-Exempt Fund
Schedule of Investments (unaudited)
As of August 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Tax-Exempt Municipal Bonds (99.7%)
California (98.5%)
[1]	ABAG Finance Authority for Nonprofit Corps. Special Tax Revenue (Windemere Ranch Infrastructure Financing Program)	5.000%	9/2/2032	995	1,037
	ABC Unified School District GO	3.000%	8/1/2040	2,000	1,642
	Acalanes Union High School District GO	6.350%	8/1/2039	10,000	10,995
	Acalanes Union High School District GO	6.550%	8/1/2039	4,500	4,980
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/2052	3,180	814
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	5.000%	10/1/2052	3,300	3,323
[1]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue	0.000%	10/1/2053	2,100	509
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.300% coupon rate effective 10/1/37	0.000%	10/1/2047	5,000	2,836
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.350% coupon rate effective 10/1/37	0.000%	10/1/2048	5,000	2,814
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.375% coupon rate effective 10/1/37	0.000%	10/1/2049	1,000	557
[2]	Alameda Corridor Transportation Authority Port, Airport & Marina Revenue, 5.400% coupon rate effective 10/1/37	0.000%	10/1/2050	1,000	556
[1]	Alameda Corridor Transportation Authority Transit Revenue	3.000%	10/1/2034	1,030	965
[3]	Alameda Corridor Transportation Authority Transit Revenue	0.000%	10/1/2035	2,000	1,352
[1]	Alameda Corridor Transportation Authority Transit Revenue	4.000%	10/1/2035	1,000	999
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2035	1,060	1,075
	Alameda Corridor Transportation Authority Transit Revenue	5.000%	10/1/2037	7,700	7,786
	Alameda County CA Fremont Unified School District GO	3.000%	8/1/2033	1,000	983
	Alameda County CA Unified School District GO	4.000%	8/1/2052	6,930	6,041
[1]	Alameda County Oakland Unified School District GO	3.000%	8/1/2040	7,000	5,795
[4]	Alameda County Oakland Unified School District GO	4.000%	8/1/2040	1,205	1,182
[4]	Alameda County Oakland Unified School District GO	4.000%	8/1/2041	1,325	1,281
	Alameda County Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	6/1/2040	850	727
[1]	Alhambra Unified School District GO	0.000%	8/1/2042	2,250	1,025
	Alisal Union School District GO	4.250%	8/1/2054	10,180	9,274
[5]	Anaheim Housing & Public Improvements Authority Electric Power & Light Revenue	5.000%	10/1/2032	525	580
[5]	Anaheim Housing & Public Improvements Authority Electric Power & Light Revenue	5.000%	10/1/2034	500	542
[5]	Anaheim Housing & Public Improvements Authority Electric Power & Light Revenue	5.000%	10/1/2035	300	323
[5]	Anaheim Housing & Public Improvements Authority Electric Power & Light Revenue	5.000%	10/1/2036	300	319
[5]	Anaheim Housing & Public Improvements Authority Electric Power & Light Revenue	5.000%	10/1/2037	500	528
[5]	Anaheim Housing & Public Improvements Authority Electric Power & Light Revenue	5.000%	10/1/2038	600	629
[5]	Anaheim Housing & Public Improvements Authority Electric Power & Light Revenue	5.000%	10/1/2039	1,000	1,040
[5]	Anaheim Housing & Public Improvements Authority Electric Power & Light Revenue	5.000%	10/1/2040	1,300	1,344
[4]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/2033	1,850	1,970
[4]	Anaheim Public Financing Authority Lease (Abatement) Revenue (Anaheim Public Improvements Project)	5.000%	9/1/2035	1,500	1,547
[5]	Antelope Valley Community College District GO	5.000%	8/1/2043	340	343
[5]	Antelope Valley Community College District GO	5.000%	8/1/2044	285	286
	Antelope Valley Community College District GO	0.000%	8/1/2046	1,800	651
	Antelope Valley Community College District GO	0.000%	8/1/2048	1,570	510
	Antelope Valley Community College District GO	0.000%	8/1/2049	3,660	1,127
	Antelope Valley Community College District GO	0.000%	2/1/2050	5,400	1,614
	Antelope Valley Community College District GO	3.000%	8/1/2050	3,000	2,102
[1]	Antioch Unified School District GO	4.000%	8/1/2054	7,875	6,816
	Arcadia CA Unified School District GO	4.000%	8/1/2047	3,255	2,936
	Arcadia CA Unified School District GO	4.000%	8/1/2048	3,625	3,248
	Arcadia CA Unified School District GO	4.000%	8/1/2049	4,015	3,574
	Bay Area Toll Authority Highway Revenue	5.000%	4/1/2053	11,950	12,286
	Bay Area Toll Authority Highway Revenue	3.000%	4/1/2054	16,705	11,460
	Bay Area Toll Authority Highway Revenue	2.600%	4/1/2056	20,000	12,253
	Bay Area Toll Authority Highway Revenue PUT	2.625%	4/1/2026	19,895	19,867
	Bay Area Toll Authority Highway Revenue PUT	2.000%	4/1/2028	4,750	4,627
[6]	Bay Area Toll Authority Highway Revenue VRDO	3.400%	9/2/2025	6,700	6,700
[6]	Bay Area Toll Authority Highway Revenue VRDO	3.400%	9/2/2025	390	390
	Berkeley CA GO	2.000%	9/1/2041	140	92
	Berkeley CA Unified School District GO	2.000%	8/1/2039	400	288
	Berryessa Union School District GO	5.000%	8/1/2040	1,270	1,290

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[7]	Beverly Hills CA Unified School District GO	3.000%	8/1/2038	6,560	5,788
	Beverly Hills CA Unified School District GO	3.000%	8/1/2040	3,155	2,656
	Beverly Hills CA Unified School District GO	3.000%	8/1/2041	2,000	1,640
	Brentwood Union School District GO	5.250%	8/1/2052	3,000	3,100
	Buena Park School District GO	5.000%	8/1/2041	705	762
	Buena Park School District GO	5.000%	8/1/2043	970	1,028
	Buena Park School District GO	5.000%	8/1/2044	1,095	1,152
	Buena Park School District GO	5.000%	8/1/2045	355	372
	Burlingame School District GO	0.000%	8/1/2035	3,970	2,792
	Burlingame School District GO	3.000%	8/1/2042	2,000	1,577
	California Community Choice Financing Authority Electric Power & Light Revenue	5.000%	5/1/2030	3,770	4,047
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	4.000%	12/1/2027	61,940	62,926
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	9,690	10,205
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2029	19,080	20,127
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.250%	4/1/2030	24,580	26,313
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.500%	11/1/2030	15,830	17,004
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	3/1/2031	14,675	15,603
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	4/1/2032	14,115	15,075
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	1,505	1,613
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2032	42,500	45,757
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	10/1/2032	19,270	20,472
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	12/1/2032	41,135	42,935
	California Community Choice Financing Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	8/1/2033	49,615	53,933
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2028	35,840	36,284
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.500%	11/1/2028	48,175	51,049
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	4.000%	8/1/2031	10,000	10,043
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	8/1/2032	10,160	10,593
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/2032	10,275	11,051
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	7/1/2034	25,035	26,312
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	5/1/2035	16,090	16,625
	California Community Choice Financing Authority Electric Power & Light Revenue PUT	5.000%	11/1/2035	20,000	21,387
[8]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	8/1/2050	1,865	1,387
[8]	California Community Housing Agency Local or Guaranteed Housing Revenue	4.000%	2/1/2056	3,000	2,376
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2033	885	918
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2036	1,710	1,641
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2049	4,500	3,697
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	4.000%	6/1/2049	1,125	935
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	5.000%	6/1/2049	105	101
	California County Tobacco Securitization Agency Tobacco Settlement Funded Revenue	0.000%	6/1/2055	23,195	4,283
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2033	250	257
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2038	2,250	2,267
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2042	300	300
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2042	4,470	4,503
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/2043	14,000	15,240
	California Educational Facilities Authority College & University Revenue	5.000%	11/1/2043	1,000	1,039
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2044	2,000	1,926
	California Educational Facilities Authority College & University Revenue	5.000%	6/1/2046	6,680	7,099
	California Educational Facilities Authority College & University Revenue	5.000%	12/1/2048	7,440	7,001
	California Educational Facilities Authority College & University Revenue	5.000%	5/1/2049	18,505	19,498
	California Educational Facilities Authority College & University Revenue	4.000%	12/1/2050	2,380	1,888
	California Educational Facilities Authority College & University Revenue	2.250%	4/1/2051	250	152
	California Educational Facilities Authority College & University Revenue	5.000%	4/1/2051	6,835	7,170
	California Educational Facilities Authority College & University Revenue	5.500%	10/1/2053	10,020	9,390
	California Educational Facilities Authority College & University Revenue	5.000%	10/1/2055	25,000	25,507
	California Educational Facilities Authority College & University Revenue	5.250%	10/1/2055	4,500	4,517
	California Educational Facilities Authority College & University Revenue	5.000%	11/1/2055	5,130	5,185
[8]	California Educational Facilities Authority Revenue TOB VRDO	3.750%	9/2/2025	3,605	3,605
[8]	California Enterprise Development Authority Charter School Aid Revenue	4.000%	6/1/2042	2,000	1,605
[8]	California Enterprise Development Authority Charter School Aid Revenue	5.000%	6/1/2064	3,800	3,281
[8]	California Enterprise Development Authority Charter School Aid Revenue (The Rocklin Academy Project)	5.000%	6/1/2064	1,350	1,173
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.250%	11/1/2049	12,500	12,604
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.250%	11/1/2054	15,085	15,533
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.500%	11/1/2059	46,450	48,609
	California Enterprise Development Authority Lease (Abatement) Revenue (Riverside County-Mead Valley Wellness Village Project)	5.500%	11/1/2059	15,000	15,162
	California Enterprise Development Authority Private Schools Revenue (Castilleja School Foundation Project)	5.000%	6/1/2049	3,950	4,008
	California Enterprise Development Authority Private Schools Revenue (Castilleja School Foundation Project)	4.000%	6/1/2054	7,000	5,897

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California GO	5.000%	3/1/2030	500	557
	California GO	4.000%	9/1/2031	5,000	5,046
	California GO	5.000%	3/1/2032	2,940	3,356
[1]	California GO	5.250%	8/1/2032	7,550	8,636
	California GO	4.000%	9/1/2032	2,480	2,499
	California GO	5.000%	11/1/2032	2,800	2,927
	California GO	3.000%	10/1/2033	1,000	998
	California GO	5.000%	11/1/2033	2,395	2,627
	California GO	4.000%	10/1/2034	3,845	3,970
	California GO	3.000%	11/1/2034	1,000	978
	California GO	4.000%	11/1/2034	4,540	4,729
	California GO	5.000%	12/1/2034	16,855	18,384
	California GO	5.000%	3/1/2035	2,930	3,152
	California GO	5.000%	3/1/2035	11,895	12,795
	California GO	5.000%	4/1/2035	13,215	13,918
	California GO	5.000%	9/1/2035	2,180	2,420
	California GO	5.000%	9/1/2035	1,465	1,660
	California GO	3.250%	12/1/2035	235	223
	California GO	5.000%	12/1/2035	3,945	4,270
	California GO	4.000%	3/1/2036	15,650	15,958
	California GO	5.000%	3/1/2036	1,155	1,235
	California GO	5.000%	4/1/2036	4,595	4,856
	California GO	3.000%	9/1/2036	7,000	6,333
	California GO	5.000%	9/1/2036	3,730	4,106
	California GO	5.000%	9/1/2036	2,180	2,400
	California GO	5.000%	9/1/2036	20,000	22,270
	California GO	5.000%	9/1/2036	12,530	14,029
	California GO	5.000%	9/1/2036	15,180	16,996
	California GO	5.000%	3/1/2037	5,000	5,596
	California GO	5.000%	4/1/2037	3,320	3,605
	California GO	5.000%	8/1/2037	6,000	6,236
	California GO	5.000%	8/1/2037	5,000	5,540
	California GO	5.000%	9/1/2037	16,665	18,292
	California GO	5.000%	10/1/2037	7,815	8,407
	California GO	5.000%	11/1/2037	15,340	15,974
	California GO	5.000%	3/1/2038	5,000	5,561
	California GO	5.000%	4/1/2038	1,500	1,565
	California GO	5.000%	9/1/2038	2,605	2,841
	California GO	4.000%	11/1/2038	1,100	1,101
	California GO	5.000%	8/1/2039	14,020	15,292
	California GO	5.000%	9/1/2039	1,505	1,613
	California GO	5.000%	10/1/2039	5,230	5,445
	California GO	5.000%	10/1/2039	1,750	1,887
	California GO	4.000%	3/1/2040	910	897
	California GO	5.000%	9/1/2041	27,720	29,098
	California GO	3.000%	11/1/2041	4,125	3,340
	California GO	2.250%	12/1/2041	480	338
	California GO	4.000%	4/1/2042	1,500	1,428
	California GO	4.000%	9/1/2042	1,700	1,628
	California GO	5.000%	9/1/2042	23,770	24,936
	California GO	5.000%	10/1/2042	22,800	24,134
	California GO	5.000%	3/1/2043	7,150	7,582
	California GO	4.000%	9/1/2043	8,290	7,839
	California GO	5.000%	3/1/2044	2,810	2,961
	California GO	4.125%	3/1/2045	2,320	2,198
	California GO	5.000%	3/1/2045	1,495	1,568
	California GO	2.375%	10/1/2046	2,000	1,313
	California GO	3.625%	10/1/2047	1,020	828
	California GO	4.125%	3/1/2049	1,900	1,773
	California GO	2.500%	12/1/2049	100	64
	California GO	2.500%	3/1/2050	1,000	635
	California GO	4.250%	9/1/2052	2,515	2,328
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.850%	11/15/2027	500	500
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2031	7,500	8,158
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2034	6,755	7,256
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/2036	3,000	2,756
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2036	8,625	9,041
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/2037	6,310	5,713
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2037	150	154
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2037	3,350	3,473

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/2038	3,990	3,540
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2038	6,000	5,840
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2038	100	103
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2038	5,040	5,166
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2039	1,000	976
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	11/1/2039	8,135	7,112
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2039	1,080	1,099
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2040	1,865	1,712
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2040	1,525	1,456
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2041	1,000	1,055
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2041	10,000	10,450
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/2041	3,435	2,722
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	2.125%	11/1/2041	3,500	2,350
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/15/2042	12,805	11,636
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2043	1,800	1,862
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.250%	10/1/2044	5,000	4,517
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	11/1/2044	2,845	2,532
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2045	1,190	1,042
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/2047	5,000	3,722
[4]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	6/1/2047	9,980	7,716
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/2047	1,175	821
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2047	10,160	10,452
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	2/1/2048	3,800	3,944
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2048	38,110	33,582
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/2048	2,000	1,981
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2050	1,400	1,311
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	8/15/2050	6,755	5,857
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	4.000%	5/15/2051	6,750	5,682
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/2051	1,600	1,103
[1]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/2051	5,975	4,328
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/15/2051	4,000	4,075
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/2053	2,500	2,459
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2055	2,300	2,121
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue	5.250%	11/15/2058	3,000	2,902
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	2.000%	10/1/2025	2,805	2,804
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2027	11,685	12,156
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	9/1/2028	5,755	5,981
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	6,160	6,758
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2030	18,775	20,248
	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	10/1/2032	10,000	10,895
[6,8]	California Health Facilities Financing Authority Health, Hospital, Nursing Home Revenue TOB VRDO	2.820%	9/4/2025	8,495	8,495
	California Housing Finance Agency	4.000%	3/20/2033	18,131	18,378
	California Housing Finance Agency	3.700%	11/1/2037	2,325	2,265
[9]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.650%	8/1/2030	500	512
[9]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.800%	2/1/2032	250	256
[9]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	8/1/2033	260	263
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	7/1/2034	6,120	6,240
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	1/15/2035	7,830	7,992
[9]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.950%	2/1/2035	225	224
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.750%	3/25/2035	15,829	15,817
	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.500%	11/20/2035	17,786	16,773
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.375%	9/20/2036	3,429	3,441
	California Housing Finance Agency Local or Guaranteed Housing Revenue	2.500%	2/1/2038	1,613	1,315
[9]	California Housing Finance Agency Local or Guaranteed Housing Revenue	3.850%	8/1/2039	3,285	3,100
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.000%	10/1/2039	5,000	4,767
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	7/1/2040	10,000	9,631
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/2040	9,250	8,872
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.100%	9/1/2040	9,315	8,934
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	8/1/2041	1,490	1,435
	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.330%	2/1/2042	5,000	4,735
[9]	California Housing Finance Agency Local or Guaranteed Housing Revenue	4.250%	8/1/2049	5,000	4,556
[9]	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.600%	8/1/2026	1,000	1,003
	California Housing Finance Agency Local or Guaranteed Housing Revenue PUT	3.250%	7/1/2027	12,935	13,029
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2045	1,315	1,110
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2046	1,700	1,423
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2049	1,500	1,448
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2050	1,730	1,405
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2051	1,750	1,409
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2054	1,750	1,666
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2055	1,860	1,471

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	4.000%	11/1/2056	3,350	2,636
	California Infrastructure & Economic Development Bank Charter School Aid Revenue	5.000%	11/1/2059	1,250	1,179
[8]	California Infrastructure & Economic Development Bank Charter School Aid Revenue (WFCS Portfolio Projects)	5.000%	1/1/2056	4,530	3,685
	California Infrastructure & Economic Development Bank College & University Revenue	5.000%	5/15/2047	3,325	3,351
	California Infrastructure & Economic Development Bank College & University Revenue	4.500%	5/15/2055	9,595	9,053
	California Infrastructure & Economic Development Bank College & University Revenue	5.250%	5/15/2059	4,275	4,414
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.000%	7/1/2043	1,765	1,754
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.000%	7/1/2044	1,835	1,804
	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (Adventist Health Energy Projects)	5.250%	7/1/2054	6,880	6,684
[8]	California Infrastructure & Economic Development Bank Health, Hospital, Nursing Home Revenue (PIH Health Energy Projects)	5.000%	12/1/2054	18,265	17,739
	California Infrastructure & Economic Development Bank Private Schools Revenue PUT	1.750%	8/1/2026	3,240	3,193
	California Infrastructure & Economic Development Bank Recreational Revenue	5.000%	5/1/2029	1,290	1,327
	California Infrastructure & Economic Development Bank Recreational Revenue	3.000%	7/1/2050	12,525	8,359
[8]	California Municipal Finance Authority Charter School Aid Revenue (Palmdale Aerospace Academy Project)	4.000%	7/1/2026	260	258
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2030	1,165	1,205
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2032	225	233
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2033	625	640
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2034	1,125	1,148
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2034	750	770
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2036	250	255
	California Municipal Finance Authority College & University Revenue	5.000%	10/1/2038	1,800	1,819
	California Municipal Finance Authority College & University Revenue	5.000%	4/1/2041	1,500	1,357
	California Municipal Finance Authority College & University Revenue	5.000%	7/1/2042	2,410	2,449
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/2042	1,610	1,481
	California Municipal Finance Authority College & University Revenue	5.000%	6/1/2043	3,000	2,935
	California Municipal Finance Authority College & University Revenue	4.000%	11/1/2044	1,500	1,350
	California Municipal Finance Authority College & University Revenue	5.500%	7/1/2060	5,250	5,357
	California Municipal Finance Authority College & University Revenue, Prere.	4.000%	11/1/2031	15	16
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2028	1,800	1,850
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2029	1,000	1,066
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2030	1,050	1,127
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2031	1,100	1,185
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2032	1,430	1,457
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2032	1,160	1,251
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,450	1,473
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2033	1,825	1,967
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2034	1,775	1,799
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2034	1,275	1,370
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	2,000	2,019
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2035	1,240	1,252
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2035	1,345	1,427
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.250%	11/1/2036	2,375	2,382
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2036	1,405	1,478
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2037	1,800	1,789
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2037	1,110	1,161
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2038	1,555	1,609
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	10/1/2039	2,130	1,969
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/15/2039	1,550	1,590
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2040	1,000	942
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2042	2,575	2,576
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	7/1/2042	3,465	3,347
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2044	2,555	2,471
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	2/1/2046	3,720	2,601
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	3.000%	10/1/2046	1,000	701
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	2/1/2047	1,175	1,155
[8]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	11/1/2049	4,000	3,413
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	2/1/2051	16,595	13,504
[8]	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	12/1/2054	2,250	1,999
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Carmel Valley Manor Project)	5.000%	5/15/2042	5,000	5,180
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Channing House Project)	4.000%	5/15/2040	6,500	6,382
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (Institute on Aging Project)	5.000%	8/15/2037	1,405	1,435
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	5.000%	12/1/2038	725	780
	California Municipal Finance Authority Health, Hospital, Nursing Home Revenue (South Central Los Angeles Regional Center Project)	4.000%	12/1/2043	1,000	890

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Municipal Finance Authority Lease (Abatement) Revenue	5.000%	6/1/2037	3,015	3,081
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.600%	11/1/2034	2,625	2,573
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2035	1,430	1,482
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	2.650%	8/1/2036	7,892	6,649
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2039	1,000	966
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2040	1,480	1,488
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.000%	11/1/2040	4,510	4,454
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.537%	2/20/2041	4,987	4,384
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.050%	4/1/2044	1,610	1,622
	California Municipal Finance Authority Local or Guaranteed Housing Revenue	4.480%	6/1/2044	1,666	1,597
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/2051	15,990	11,155
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2052	3,725	3,545
[4]	California Municipal Finance Authority Local or Guaranteed Housing Revenue	3.000%	5/15/2054	8,225	5,576
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2031	270	297
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2032	285	313
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2033	300	330
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	4.000%	8/15/2042	1,000	897
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2049	1,000	987
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2054	1,000	974
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.250%	8/15/2058	1,600	1,618
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Caritas Projects)	5.000%	8/15/2059	1,000	963
[8]	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Claremont Colleges Project)	5.000%	7/1/2052	3,040	2,538
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Gibson Drive Apartments Project)	4.450%	12/1/2042	4,500	4,398
	California Municipal Finance Authority Local or Guaranteed Housing Revenue (Gibson Drive Apartments Project) PUT	3.750%	6/1/2027	1,729	1,761
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.200%	8/1/2027	1,250	1,252
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.150%	10/1/2027	1,300	1,308
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.050%	6/1/2028	585	589
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	5.000%	7/1/2028	1,740	1,846
	California Municipal Finance Authority Local or Guaranteed Housing Revenue PUT	3.000%	10/1/2028	1,600	1,608
[6,8]	California Municipal Finance Authority Multifamily Housing Revenue TOB VRDO	4.100%	9/2/2025	6,400	6,400
[8]	California Municipal Finance Authority Private Schools Revenue (Westside Neighborhood School Project)	6.200%	6/15/2054	1,000	1,025
[8]	California Municipal Finance Authority Private Schools Revenue (Westside Neighborhood School Project)	6.375%	6/15/2064	4,345	4,473
[8]	California Municipal Finance Authority Resource Recovery Revenue (Waste Management Inc. Project) PUT	3.300%	2/1/2028	1,000	994
	California Municipal Finance Authority Revenue	4.200%	8/1/2040	1,880	1,796
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/2049	965	940
	California Municipal Finance Authority Special Tax Revenue	5.000%	9/1/2054	1,000	948
	California Municipal Finance Authority Special Tax Revenue (Bold Program)	5.500%	9/1/2053	4,500	4,602
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2028	1,000	1,065
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2031	1,070	1,086
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2033	200	202
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	4.000%	7/15/2037	1,500	1,523
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	6/1/2039	2,680	2,788
	California Public Finance Authority Health, Hospital, Nursing Home Revenue	5.000%	10/15/2047	690	642
[8]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.500%	6/1/2054	7,280	6,695
[8]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.375%	6/1/2059	14,110	12,567
[8]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.625%	6/1/2065	3,130	3,057
[8]	California Public Finance Authority Local or Guaranteed Housing Revenue	6.750%	7/1/2065	14,335	14,648
[1]	California School Facilities Financing Authority Intergovernmental Agreement Revenue	0.000%	8/1/2049	5,000	1,385
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2026	1,000	1,001
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/2031	1,830	1,831
[8]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/2038	465	433
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2041	2,750	2,606
[8]	California School Finance Authority Charter School Aid Revenue	4.000%	7/1/2048	2,705	2,154
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/2049	1,000	971
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2050	1,200	1,086
[8]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/2051	800	621
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/2054	1,770	1,519
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	7/1/2059	1,700	1,604
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	8/1/2059	30	26
[8]	California School Finance Authority Charter School Aid Revenue	4.000%	6/1/2061	10,000	7,046
[8]	California School Finance Authority Charter School Aid Revenue	4.000%	8/1/2061	5,550	4,112
[8]	California School Finance Authority Charter School Aid Revenue	5.000%	6/1/2064	2,885	2,397
[8]	California School Finance Authority Charter School Aid Revenue (Green Dot Public School Project)	5.000%	8/1/2048	2,025	1,911
[8]	California School Finance Authority Charter School Aid Revenue (IVY Academia Project)	4.000%	6/1/2051	1,500	991
[8]	California School Finance Authority Charter School Aid Revenue (IVY Academia Project)	4.000%	6/1/2061	3,675	2,267
[8]	California School Finance Authority Charter School Aid Revenue (KIPP LA Projects)	5.000%	7/1/2035	300	300
[8]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/2039	1,000	1,012
[8]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	4.000%	7/1/2040	1,000	892

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[8]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	5.000%	7/1/2049	150	142
[8]	California School Finance Authority Charter School Aid Revenue (KIPP Social Projects)	4.000%	7/1/2055	6,450	4,989
[8]	California School Finance Authority Charter School Aid Revenue (New Designs Charter School Adams Campus Project)	5.000%	6/1/2050	2,120	1,894
[8]	California School Finance Authority Charter School Aid Revenue (Santa Clarita Valley International School Project)	4.000%	6/1/2051	1,550	1,034
[8]	California School Finance Authority Charter School Aid Revenue (Santa Clarita Valley International School Project)	4.000%	6/1/2061	1,300	817
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/2034	475	492
	California School Finance Authority Lease (Abatement) Revenue (Grossmont United High School District Project)	4.000%	7/1/2035	975	1,003
[8]	California School Finance Authority Local or Guaranteed Housing Revenue (Sonoma County Junior College District Project)	4.000%	11/1/2036	1,480	1,372
[8]	California School Finance Authority Local or Guaranteed Housing Revenue (Sonoma County Junior College District Project)	4.000%	11/1/2051	250	190
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2036	1,395	1,568
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2037	1,000	1,112
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2040	8,095	7,934
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2041	5,000	4,837
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2043	1,000	1,050
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2044	1,000	1,044
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2045	1,000	1,039
	California State Public Works Board Lease (Abatement) Revenue	4.000%	5/1/2045	5,975	5,411
	California State Public Works Board Lease (Abatement) Revenue	5.000%	4/1/2049	10,910	11,159
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/2030	6,000	6,076
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2036	11,950	13,432
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	3/1/2037	655	661
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2037	6,250	6,950
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2038	1,000	1,091
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/2039	1,255	1,243
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	9/1/2039	1,000	1,084
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	3.000%	11/1/2039	6,795	5,949
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2040	2,000	2,162
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2041	5,000	5,358
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	5/1/2041	4,120	3,939
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.250%	4/1/2042	5,000	5,413
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2043	3,210	3,384
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	11/1/2044	1,000	1,040
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	2.625%	11/1/2045	4,145	2,878
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	4.000%	11/1/2049	2,500	2,191
	California State Public Works Board Lease (Abatement) Revenue (Various Capital Projects)	5.000%	4/1/2050	5,070	5,191
	California State Public Works Board Lease (Appropriation) Revenue	5.000%	11/1/2046	4,015	4,085
	California State University College & University Revenue	3.000%	11/1/2037	2,215	1,959
	California State University College & University Revenue	3.000%	11/1/2038	2,280	1,959
	California State University College & University Revenue	5.000%	11/1/2042	2,500	2,520
	California State University College & University Revenue	5.000%	11/1/2045	2,655	2,792
	California State University College & University Revenue	5.000%	11/1/2046	3,010	3,139
	California State University College & University Revenue	4.000%	11/1/2049	4,710	4,146
	California State University College & University Revenue	5.250%	11/1/2050	19,000	19,901
	California State University College & University Revenue	4.000%	11/1/2055	6,045	5,178
	California State University College & University Revenue	5.500%	11/1/2055	4,510	4,805
	California State University College & University Revenue	5.250%	11/1/2056	9,360	9,776
	California State University College & University Revenue PUT	1.600%	11/1/2026	3,500	3,452
	California State University Local or Guaranteed Housing Revenue	3.000%	11/1/2035	3,940	3,659
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2029	1,465	1,477
[8]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2030	10,000	11,056
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2031	4,920	4,953
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2032	900	933
[8]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2032	10,000	11,187
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2033	1,350	1,393
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2034	895	919
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	3/1/2035	2,715	2,723
[8]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2035	10,000	11,160
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2036	1,480	1,507
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	8/15/2036	385	346
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2037	2,335	2,334
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2037	1,475	1,496
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.500%	3/1/2038	1,045	979
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2038	1,000	941

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	8/1/2038	1,850	1,868
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2039	1,500	1,452
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2042	1,445	1,309
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	4/1/2045	6,085	5,363
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	8/1/2045	1,485	1,226
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	6/1/2046	6,750	6,163
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.000%	10/1/2046	1,000	982
[4]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	4.000%	3/1/2048	1,000	844
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/2050	12,820	8,549
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	3.000%	4/1/2051	4,895	3,205
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.250%	8/15/2052	4,500	4,542
[1]	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue	5.375%	8/15/2057	3,500	3,529
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue (ODD Fellows Home of California Project)	4.000%	4/1/2043	2,000	1,864
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	3/1/2027	3,005	3,068
	California Statewide Communities Development Authority Health, Hospital, Nursing Home Revenue PUT	5.000%	11/1/2029	5,145	5,645
	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/2033	3,135	3,219
	California Statewide Communities Development Authority Industrial Revenue	4.500%	11/1/2033	4,925	5,057
	California Statewide Communities Development Authority Intergovernmental Agreement Revenue	5.250%	9/2/2053	8,225	7,954
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2029	2,000	2,025
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2030	3,500	3,541
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	5.000%	5/15/2032	2,500	2,523
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2034	4,055	4,128
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2040	4,220	3,976
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/2040	4,985	4,821
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/2040	7,450	7,206
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.250%	12/1/2040	5,400	5,224
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	4.000%	5/15/2041	4,385	4,056
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.000%	5/15/2051	9,000	6,299
[4]	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue	3.000%	5/15/2054	4,000	2,721
	California Statewide Communities Development Authority Local or Guaranteed Housing Revenue (Heritage Park Apartments Project)	3.700%	4/1/2035	1,150	1,154
	California Statewide Communities Development Authority Revenue	4.000%	10/1/2042	1,060	945
	California Statewide Communities Development Authority Special Assessment Revenue	5.000%	9/2/2036	845	851
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	5.375%	9/2/2052	1,990	1,994
	California Statewide Communities Development Authority Special Assessment Revenue (Statewide Community Infrastructure Program)	5.500%	9/2/2053	2,500	2,464
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/2049	1,815	1,782
	California Statewide Communities Development Authority Special Tax Revenue	4.000%	9/1/2051	1,000	804
	California Statewide Communities Development Authority Special Tax Revenue	5.000%	9/1/2054	800	762
	Campbell CA GO	5.000%	9/1/2047	1,000	1,022
	Carson Public Financing Authority Lease (Abatement) Revenue	5.000%	6/1/2049	12,000	12,079
[4]	Cathedral City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	4.000%	8/1/2030	300	319
	Central Valley Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2035	36,520	39,225
	Cerritos Community College District GO	0.000%	8/1/2034	4,000	2,956
	Cerritos Community College District GO	0.000%	8/1/2035	1,730	1,214
	Chaffey Community College District GO	5.500%	6/1/2049	1,000	1,078
	Chaffey Joint Union High School District GO	5.250%	8/1/2052	5,035	5,193
	Chaffey Joint Union High School District GO	4.000%	8/1/2054	9,560	8,165
	Chico Unified School District GO	3.000%	8/1/2044	1,195	884
	Chino Community Facilities District Special Tax Revenue	4.000%	9/1/2046	2,000	1,712
	Chino Valley Unified School District GO	0.000%	8/1/2040	1,800	889
	Chino Valley Unified School District GO	0.000%	8/1/2041	2,500	1,153
	Chino Valley Unified School District GO	0.000%	8/1/2042	2,000	874
	Chino Valley Unified School District GO	0.000%	8/1/2043	3,590	1,474
	Chino Valley Unified School District GO	0.000%	8/1/2044	4,000	1,542
	Chino Valley Unified School District GO	5.000%	8/1/2049	3,000	3,086
	Chino Valley Unified School District GO	5.000%	8/1/2055	10,175	10,377
[1]	Chula Vista Elementary School District COP	2.000%	9/1/2046	5,710	3,215
[1]	Chula Vista Elementary School District COP	2.000%	9/1/2051	3,400	1,737
	Chula Vista Elementary School District GO	4.000%	8/1/2041	2,895	2,789
	Clovis Unified School District COP	4.000%	6/1/2048	5,730	5,035
	Clovis Unified School District GO	5.250%	8/1/2040	650	689
[5]	Clovis Unified School District GO	5.000%	8/1/2050	6,000	6,102
[8]	CMFA Special Finance Agency I Local or Guaranteed Housing Revenue	3.300%	4/1/2051	4,975	3,510
	Coast Community College District GO	4.000%	8/1/2042	5,000	4,633
[1]	Coast Unified School District GO	0.000%	8/1/2040	1,610	824
[4]	Colton Joint Unified School District GO	0.000%	8/1/2046	4,700	1,626

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[4]	Colton Joint Unified School District GO	0.000%	8/1/2047	5,000	1,635
[4]	Colton Joint Unified School District GO	0.000%	8/1/2048	3,500	1,087
	Concord CA COP	2.125%	4/1/2041	1,500	1,005
	Contra Costa Community College District GO	2.000%	8/1/2039	1,000	724
[1]	Cotati-Rohnert Park Unified School District GO	5.000%	8/1/2049	2,300	2,366
[1]	Cotati-Rohnert Park Unified School District GO	4.125%	8/1/2054	5,545	4,757
[8]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.650%	12/1/2046	1,900	1,517
[8]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	2.450%	2/1/2047	2,175	1,749
[8]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.125%	8/1/2056	3,000	2,123
[8]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	12/1/2056	1,095	729
[8]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.000%	3/1/2057	1,000	632
[8]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	4/1/2057	9,975	6,844
[8]	CSCDA Community Improvement Authority Local or Guaranteed Housing Revenue	3.250%	5/1/2057	12,000	8,025
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.600%	12/1/2037	2,110	2,144
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	4.000%	12/1/2049	390	393
	Department of Veterans Affairs Veteran's Farm & Home Purchase Program Local or Guaranteed Housing Revenue	5.500%	12/1/2052	4,045	4,296
	Desert Community College District GO	4.000%	8/1/2051	19,100	16,567
	Desert Sands Unified School District GO	4.000%	8/1/2050	2,500	2,180
	Dixon CA Special Tax Revenue	5.000%	9/1/2041	625	634
[1]	Downey Unified School District GO	2.000%	8/1/2042	450	285
[1]	Downey Unified School District GO	2.125%	8/1/2044	135	83
	Downey Unified School District GO	3.000%	8/1/2048	1,805	1,310
	Downey Unified School District GO	4.000%	8/1/2052	1,355	1,182
	East County Advanced Water Purification Joint Powers Authority Water Revenue	3.125%	9/1/2026	19,920	20,017
[1]	East Side Union High School District GO	3.000%	8/1/2030	2,000	2,014
[1]	East Side Union High School District GO	3.000%	8/1/2031	2,000	2,007
[1]	East Side Union High School District GO	3.000%	8/1/2032	1,500	1,501
[1]	East Side Union High School District GO	3.000%	8/1/2035	5,995	5,694
	East Whittier City School District GO	4.125%	8/1/2054	2,965	2,631
	El Camino Community College District Foundation GO	5.000%	8/1/2048	6,550	6,628
	El Camino Healthcare District GO	4.000%	8/1/2034	5,000	5,025
	El Centro Elementary School District BAN GO	5.000%	6/15/2030	3,500	3,885
	El Dorado Irrigation District COP	4.000%	3/1/2045	5,000	4,455
	El Monte Union High School District GO	0.000%	6/1/2044	2,340	905
	El Monte Union High School District GO	0.000%	6/1/2047	1,500	507
	El Monte Union High School District GO	0.000%	6/1/2048	1,250	401
	El Monte Union High School District GO	0.000%	6/1/2049	1,000	305
	El Segundo Unified School District GO	2.000%	8/1/2046	845	486
	El Segundo Unified School District GO	2.000%	8/1/2047	2,530	1,424
	El Segundo Unified School District GO	2.000%	8/1/2048	130	72
	El Segundo Unified School District GO	3.125%	8/1/2048	4,530	3,391
[4]	El Segundo Unified School District GO	2.125%	8/1/2050	100	55
	Elk Grove Finance Authority Special Tax Revenue	4.000%	9/1/2026	1,000	1,009
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/2027	1,615	1,615
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/2028	3,900	3,900
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/2029	2,425	2,425
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/2036	1,020	1,162
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/2037	1,500	1,701
	Elk Grove Finance Authority Special Tax Revenue	5.000%	9/1/2038	1,050	1,179
	Elk Grove Unified School District GO	2.000%	8/1/2036	6,365	4,997
	Elk Grove Unified School District GO	2.000%	8/1/2037	2,000	1,522
	Elk Grove Unified School District GO	2.000%	8/1/2038	1,250	909
	Elk Grove Unified School District GO	2.000%	8/1/2039	1,700	1,198
[1]	Escondido Union High School District GO	0.000%	8/1/2032	3,010	2,441
	Eureka Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2042	1,040	1,081
	Eureka Public Financing Authority Lease (Abatement) Revenue	5.250%	11/1/2050	2,500	2,575
	Eureka Public Financing Authority Lease (Abatement) Revenue	5.250%	11/1/2055	4,325	4,440
[1]	Fairfield Community Facilities District Special Tax Revenue	4.000%	9/1/2051	3,290	2,862
	Fairfield-Suisun Unified School District GO	2.000%	8/1/2033	4,890	4,224
[10]	FHLMC Multifamily VRD Certificates Revenue	2.350%	12/15/2035	4,630	3,916
	Folsom Cordova Unified School District GO	4.250%	10/1/2047	1,760	1,649
	Folsom Cordova Unified School District GO	4.125%	10/1/2049	2,130	1,927
	Folsom Cordova Unified School District GO	4.125%	10/1/2050	2,325	2,092
[4]	Fontana Public Facilities Financing Authority Lease (Abatement) Revenue	4.000%	11/1/2041	2,830	2,722
	Foothill-De Anza Community College District GO	3.000%	8/1/2037	1,150	1,045
	Foothill-De Anza Community College District GO	3.000%	8/1/2038	1,000	883
	Foothill-De Anza Community College District GO	3.000%	8/1/2040	1,000	840

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/2033	1,000	773
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/2034	2,000	1,506
[1]	Foothill-Eastern Transportation Corridor Agency Highway Revenue	0.000%	1/15/2037	2,000	1,282
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	6.850%	1/15/2042	6,180	6,947
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	4.000%	1/15/2043	9	8
	Foothill-Eastern Transportation Corridor Agency Highway Revenue	3.500%	1/15/2053	6,425	4,973
	Franklin-Mckinley School District GO	4.250%	8/1/2049	12,240	11,296
[10]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	3.350%	11/25/2033	8,383	8,028
[10]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.875%	7/25/2036	9,847	9,141
[10]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	2.250%	9/25/2037	9,749	8,184
[10]	Freddie Mac Multifamily ML Certificates Local or Guaranteed Housing Revenue	3.541%	11/25/2038	1,213	1,133
[10]	Freddie Mac Pool	3.550%	11/1/2032	1,581	1,552
[10]	Freddie Mac Pool	3.180%	9/1/2033	8,777	8,394
[10]	Freddie Mac Pool	2.820%	5/1/2035	916	809
[10]	Freddie Mac Pool	3.600%	7/1/2040	3,955	3,628
[10]	Freddie Mac Pool	3.400%	11/1/2040	7,416	6,736
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	5.000%	4/1/2035	1,150	1,180
[1]	Fresno Joint Powers Financing Authority Lease (Abatement) Revenue (Master Lease Projects)	4.000%	4/1/2046	1,540	1,379
	Fresno Unified School District GO	2.000%	8/1/2029	2,305	2,213
	Fresno Unified School District GO	2.000%	8/1/2030	2,435	2,279
	Fresno Unified School District GO	2.000%	8/1/2031	1,565	1,428
	Fresno Unified School District GO	2.000%	8/1/2032	2,705	2,405
	Fresno Unified School District GO	4.000%	8/1/2036	1,000	1,001
	Fullerton Joint Union High School District GO	4.000%	8/1/2054	9,420	8,066
	Gilroy Public Facilities Financing Authority Lease (Non-Terminable) Revenue	3.000%	8/1/2051	3,170	2,186
	Gilroy Public Facilities Financing Authority Lease (Non-Terminable) Revenue	3.000%	8/1/2056	6,275	4,200
	Gilroy Unified School District GO	4.000%	8/1/2033	1,155	1,160
	Gilroy Unified School District GO	4.000%	8/1/2044	1,000	908
	Glendale CA Community College District GO	0.000%	8/1/2039	5,540	2,932
	Glendale CA Community College District GO	3.000%	8/1/2047	1,145	814
	Glendale CA Unified School District GO	3.000%	9/1/2039	5,025	4,297
	Gridley Unified School District GO	5.000%	8/1/2054	1,600	1,639
[4,11]	Grossmont Healthcare District GO	0.000%	7/15/2033	4,000	3,117
	Grossmont Healthcare District GO	5.000%	7/15/2038	16,710	18,496
	Grossmont Healthcare District GO	5.000%	7/15/2039	8,080	8,857
	Grossmont Healthcare District GO	5.000%	7/15/2040	3,290	3,570
	Grossmont Union High School District GO	0.000%	8/1/2030	5,000	4,337
[1]	Hacienda CA La Puente Unified School District COP	4.000%	6/1/2045	6,000	5,537
	Hacienda La Puente County CA Unified School District GO	5.000%	8/1/2047	8,200	8,379
	Hartnell CA Community College District GO	3.000%	8/1/2045	2,000	1,492
[8]	Hastings Campus Housing Finance Authority Local or Guaranteed Housing Revenue	5.000%	7/1/2061	7,850	6,536
	Hayward CA Sewer Revenue	4.000%	3/1/2049	5,175	4,560
	Hayward CA Sewer Revenue	4.000%	3/1/2052	3,500	3,046
	Hayward CA Sewer Revenue	4.000%	3/1/2055	22,575	19,389
	Hayward Unified School District COP	5.000%	8/1/2037	350	358
	Hayward Unified School District COP	5.250%	8/1/2052	4,000	4,010
[4]	Hayward Unified School District GO	4.000%	8/1/2043	4,805	4,342
[1]	Hemet Unified School District GO	3.000%	8/1/2037	1,790	1,586
[1]	Hemet Unified School District GO	3.000%	8/1/2039	2,070	1,746
	Hughson Unified School District GO	4.000%	8/1/2054	2,555	2,181
[1,8]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/2046	1,000	900
[1,8]	Independent Cities Finance Authority Intergovernmental Agreement Revenue	4.000%	6/1/2051	1,465	1,281
[4]	Inglewood Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	5/1/2032	1,000	1,034
[4]	Inglewood Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	5/1/2034	1,125	1,157
[4]	Inglewood Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Merged Redevelopment Project)	5.000%	5/1/2038	500	509
[4]	Inglewood Unified School District GO	4.000%	8/1/2026	250	254
[6]	Irvine CA Special Assessment Revenue VRDO	3.250%	9/2/2025	9,606	9,606
	Irvine Facilities Financing Authority Lease (Abatement) Revenue (Gateway Preserve Land Acquisition Project)	5.000%	5/1/2036	1,390	1,401
	Irvine Unified School District GO	2.250%	9/1/2050	3,000	1,743
	Irvine Unified School District Special Tax Revenue	4.000%	9/1/2040	350	323
[4]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/2045	1,455	1,349
[4]	Jefferson Union High School District (Teachers & Staff Housing Project) COP	4.000%	8/1/2050	6,950	6,086
	Jefferson Union High School District GO	5.000%	8/1/2037	770	870
[4]	Jurupa Public Financing Authority Special Tax Revenue	4.000%	9/1/2037	610	613
	Jurupa Unified School District GO	4.000%	8/1/2043	5,000	4,549
[1]	Lake Elsinore Facilities Financing Authority Successor Agency Special Tax Revenue	5.000%	9/1/2038	1,320	1,451
[4]	Lake Tahoe Unified School District GO	5.000%	8/1/2054	1,225	1,256

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/2037	500	478
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/2042	500	447
	Lammersville Joint Unified School District Special Tax Revenue	4.000%	9/1/2050	1,000	829
[4]	Lammersville Schools Finance Authority Lease (Abatement) Revenue	3.000%	10/1/2049	7,200	5,106
	Lancaster Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Combined Redevelopment Project)	5.000%	8/1/2029	1,010	1,036
	Lancaster Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Combined Redevelopment Project)	5.000%	8/1/2030	1,255	1,286
	Last Frontier Healthcare District Health, Hospital, Nursing Home Revenue BAN	6.000%	12/2/2025	1,630	1,631
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/2032	3,210	3,395
[1]	Lincoln CA Special Tax Revenue	5.000%	9/1/2034	2,000	2,105
	Livermore Valley CA Joint Unified School District GO	4.000%	8/1/2031	230	232
	Livermore Valley CA Joint Unified School District GO	3.000%	8/1/2039	1,345	1,139
	Livermore Valley CA Joint Unified School District GO	3.000%	8/1/2040	2,135	1,771
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2034	1,000	947
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2034	375	355
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2035	1,000	926
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2035	520	481
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2036	2,100	1,905
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2038	1,730	1,487
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2040	925	761
[1]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	3.000%	8/1/2042	1,980	1,563
[4]	Local Public Schools Funding Authority School Improvement District No. 2016-1 GO	5.000%	8/1/2054	10,040	10,129
	Long Beach Bond Finance Authority Lease (Abatement) Revenue	5.000%	8/1/2046	7,365	7,548
	Long Beach Bond Finance Authority Lease (Abatement) Revenue	5.000%	8/1/2055	2,005	2,037
	Long Beach Bond Finance Authority Natural Gas Revenue	5.000%	11/15/2029	1,560	1,666
[12]	Long Beach Bond Finance Authority Natural Gas Revenue, 67% of TSFR3M + 1.430%	4.427%	11/15/2026	1,800	1,812
[11]	Long Beach Bond Finance Authority Tax Increment/Allocation Revenue	5.500%	8/1/2026	1,380	1,413
[11]	Long Beach Bond Finance Authority Tax Increment/Allocation Revenue	5.500%	8/1/2031	4,715	5,227
	Long Beach CA Harbor Port, Airport & Marina Revenue	5.000%	5/15/2044	1,110	1,138
	Long Beach CA Water Water Revenue	4.000%	5/1/2054	5,940	5,144
	Long Beach Community College District GO	0.000%	8/1/2034	2,830	2,061
	Long Beach Community College District GO	3.000%	8/1/2040	1,000	804
	Long Beach Community College District GO	3.000%	8/1/2041	2,000	1,571
	Long Beach Unified School District GO	0.000%	8/1/2026	1,870	1,815
	Long Beach Unified School District GO	3.000%	8/1/2039	2,840	2,404
	Long Beach Unified School District GO	3.000%	8/1/2050	3,000	2,062
	Long Beach Unified School District GO	4.000%	8/1/2053	17,340	14,931
	Los Angeles CA Community College District GO	4.000%	8/1/2038	630	627
	Los Angeles CA Community College District GO	3.000%	8/1/2039	3,020	2,610
[4]	Los Angeles CA Unified School District COP	2.250%	10/1/2034	560	478
	Los Angeles CA Unified School District GO	5.000%	7/1/2038	510	524
	Los Angeles CA Unified School District GO	4.000%	7/1/2040	2,765	2,696
	Los Angeles CA Unified School District GO	5.000%	7/1/2040	135	146
	Los Angeles CA Unified School District GO	4.000%	7/1/2041	2,500	2,382
	Los Angeles CA Unified School District GO	5.000%	7/1/2041	1,000	1,060
	Los Angeles CA Unified School District GO	5.000%	7/1/2042	1,000	1,053
	Los Angeles CA Unified School District GO	2.625%	7/1/2046	1,950	1,300
	Los Angeles CA Unified School District GO	5.250%	7/1/2047	100	104
	Los Angeles CA Unified School District GO	4.000%	7/1/2049	6,415	5,599
	Los Angeles CA Unified School District GO	5.000%	7/1/2049	3,765	3,859
	Los Angeles CA Unified School District GO	5.250%	7/1/2049	3,560	3,717
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2036	1,660	1,709
	Los Angeles CA Wastewater System Sewer Revenue	5.000%	6/1/2037	2,100	2,155
	Los Angeles CA Wastewater System Sewer Revenue	4.000%	6/1/2052	3,020	2,596
[6,8]	Los Angeles County California Authority Multifamily Revenue TOB VRDO	4.050%	9/2/2025	2,100	2,100
	Los Angeles County Development Authority Local or Guaranteed Housing Revenue PUT	3.750%	12/1/2026	1,500	1,504
	Los Angeles County Development Authority Local or Guaranteed Housing Revenue PUT	3.350%	9/1/2029	2,800	2,833
	Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/2049	3,000	3,110
	Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/2054	21,950	22,601
	Los Angeles County Facilities 2 Inc. Lease (Abatement) Revenue	5.250%	6/1/2057	3,195	3,287
	Los Angeles County Facilities Inc. Lease (Abatement) Revenue	5.000%	12/1/2043	6,735	6,873
	Los Angeles County Metropolitan Transportation Authority Sales Tax Revenue	5.000%	7/1/2036	3,750	3,926
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2041	2,500	2,324
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2043	3,250	2,926
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2043	9,965	10,378
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2044	4,000	4,062
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/2044	2,500	2,640
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.000%	12/1/2049	14,155	14,448
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.500%	12/1/2049	11,695	12,416

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2053	5,930	4,934
	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.250%	12/1/2053	19,250	19,950
[5]	Los Angeles County Public Works Financing Authority Lease (Abatement) Revenue	5.500%	12/1/2054	4,000	4,241
	Los Angeles County Regional Financing Authority Lease (Abatement) Revenue	4.000%	12/1/2037	1,800	1,829
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2038	2,150	2,242
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2038	6,000	6,299
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2039	2,000	1,983
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2039	5,465	5,704
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2043	2,500	2,552
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.000%	5/15/2044	1,300	1,368
	Los Angeles Department of Airports Port, Airport & Marina Revenue	4.000%	5/15/2048	10,000	8,945
	Los Angeles Department of Airports Port, Airport & Marina Revenue	5.250%	5/15/2055	13,510	14,019
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2028	5,640	6,012
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2029	1,500	1,630
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2030	265	293
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2031	1,090	1,213
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	2,060	2,298
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	340	361
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	5,175	5,772
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2032	1,515	1,690
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	560	571
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	2,400	2,669
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	205	229
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,550	1,734
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	1,000	1,119
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2033	12,820	14,342
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	1,965	2,019
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	670	682
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	1,020	1,128
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	1,805	2,007
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2034	1,000	1,117
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	2,015	2,202
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	1,000	1,113
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2035	605	633
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	435	450
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2036	235	248
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	1,865	1,899
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	4,245	4,372
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	220	220
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	450	474
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2037	970	1,021
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	5,715	5,785
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	2,500	2,566
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	5	5
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	375	393
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	20	21
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	135	143
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2038	4,770	5,046
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	885	900
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	800	820
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	25	26
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	735	763
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	4,435	4,661
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	1,700	1,791
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	280	293
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	400	419
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2039	120	126
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	12,940	13,162
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2040	1,180	1,230
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	1,330	1,361
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	425	438
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2041	2,290	2,367
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	3,350	3,352
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	155	154
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	23,395	23,405
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	665	680
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2042	410	421
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	2,205	2,197
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	3,595	3,644
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2045	4,000	4,057

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	2,945	2,950
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2046	1,535	1,550
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	4,075	4,044
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	1,040	1,039
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	3,310	3,285
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2047	3,850	3,883
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2048	2,655	2,657
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2048	9,675	9,726
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2050	6,610	6,607
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2051	10,370	10,345
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2052	255	254
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2052	7,065	7,046
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2052	100	100
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2053	1,425	1,419
[4]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2053	3,080	3,087
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2054	6,085	6,048
	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2054	665	663
[4]	Los Angeles Department of Water & Power Electric Power & Light Revenue	5.000%	7/1/2055	2,275	2,277
	Los Angeles Department of Water & Power Electric Power & Light Revenue VRDO	3.350%	9/2/2025	52,250	52,250
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2028	380	394
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2028	100	107
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2029	200	209
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	50	54
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2029	125	136
[5]	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	1/1/2030	6,475	6,980
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	155	171
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	375	392
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2030	180	199
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	270	301
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	365	407
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	440	490
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2031	140	147
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	475	530
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	20	22
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2032	110	119
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	285	291
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	400	416
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	455	510
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	230	258
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	220	236
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2033	145	162
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	325	336
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2034	180	192
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	240	263
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	720	792
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2035	1,130	1,248
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	115	125
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	160	172
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2036	335	363
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	3,810	3,850
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	1,640	1,671
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	1,000	1,060
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	760	808
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	410	439
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	290	312
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2037	1,000	1,064
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	2,500	2,524
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	1,000	1,013
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	1,000	1,049
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	335	355
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2038	1,830	1,948
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	280	292
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	1,030	1,085
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2039	335	354
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	1,110	1,131
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	210	218
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	145	151
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	820	858
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	1,000	1,039
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2040	360	377

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	1,125	1,144
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	290	300
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	480	498
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	305	317
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2041	2,530	2,634
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	315	323
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	1,220	1,251
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	220	226
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2042	510	525
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	6,790	6,783
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	870	888
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	345	353
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	125	128
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	2,305	2,360
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2043	1,435	1,471
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2044	3,865	3,939
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2045	180	183
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2046	485	487
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2047	1,600	1,603
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2047	570	571
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2047	1,000	1,002
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2047	585	586
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2048	490	484
	Los Angeles Department of Water & Power Water System Water Revenue	4.000%	7/1/2049	90	77
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2049	1,145	1,149
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2049	395	395
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2050	9,140	9,142
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2052	13,915	13,916
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2052	7,000	7,000
	Los Angeles Department of Water & Power Water System Water Revenue	5.250%	7/1/2053	18,840	19,155
	Los Angeles Department of Water & Power Water System Water Revenue	5.000%	7/1/2054	930	927
	Los Angeles Department of Water & Power Water System Water Revenue VRDO	3.750%	9/2/2025	400	400
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	3.750%	4/1/2034	1,700	1,671
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	4.350%	12/1/2049	4,650	4,033
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	4.400%	12/1/2054	3,000	2,571
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	4.500%	12/1/2059	2,250	1,976
	Los Angeles Housing Authority Local or Guaranteed Housing Revenue	4.550%	12/1/2061	3,000	2,702
	Los Rios Community College District GO	4.000%	8/1/2034	4,555	4,621
	Los Rios Community College District GO	3.000%	8/1/2035	1,450	1,370
	Los Rios Community College District GO	3.000%	8/1/2044	1,000	755
	Mammoth Unified School District GO	4.125%	8/1/2054	2,825	2,506
[4]	Manteca Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	4.000%	10/1/2034	500	514
	Manteca Unified School District GO	5.250%	8/1/2050	7,500	7,953
[8]	Manteca Unified School District GO TOB VRDO	3.930%	9/2/2025	2,970	2,970
	Marin Healthcare District GO	4.000%	8/1/2047	1,000	865
[1]	Menifee Union School District Special Tax Revenue	4.000%	9/1/2051	3,650	3,094
	Menlo Park City School District GO	5.000%	7/1/2050	2,500	2,585
[1]	Merced Union High School District GO	0.000%	8/1/2030	1,470	1,281
[4]	Merced Union High School District GO	0.000%	8/1/2037	5,200	3,215
	Mesa Water District COP	4.000%	3/15/2040	325	327
	Milpitas CA Unified School District GO	3.000%	8/1/2035	1,000	952
	Modesto High School District GO	4.000%	8/1/2048	3,110	2,763
	Modesto High School District GO	5.250%	8/1/2050	1,575	1,655
	Modesto High School District GO	4.000%	8/1/2052	1,290	1,121
[8]	Modesto Irrigation District Lease (Non-Terminable) Revenue TOB VRDO	2.760%	9/4/2025	7,500	7,500
[1]	Montebello Unified School District GO	5.500%	8/1/2047	3,500	3,634
	Monterey Peninsula Community College District GO	4.000%	8/1/2051	4,000	3,473
	Monterey Peninsula Unified School District GO	4.000%	8/1/2042	2,100	2,019
	Moreland School District GO	3.875%	8/1/2030	915	942
[4]	Moreno Valley CA Unified School District GO	5.000%	8/1/2039	700	768
[4]	Moreno Valley CA Unified School District GO	5.000%	8/1/2039	745	817
[4]	Moreno Valley CA Unified School District GO	5.000%	8/1/2040	775	836
[4]	Moreno Valley CA Unified School District GO	5.250%	8/1/2041	500	543
[4]	Moreno Valley CA Unified School District GO	5.250%	8/1/2042	1,360	1,463
[4]	Moreno Valley CA Unified School District GO	5.250%	8/1/2043	1,150	1,228
[4]	Moreno Valley CA Unified School District GO	5.250%	8/1/2044	1,120	1,190
[4]	Moreno Valley CA Unified School District GO	5.250%	8/1/2045	2,000	2,115
[4]	Moreno Valley CA Unified School District GO	3.000%	8/1/2050	2,000	1,423
[1]	Moreno Valley CA Unified School District GO	4.125%	8/1/2050	3,000	2,646
[1]	Moreno Valley CA Unified School District GO	5.250%	8/1/2052	5,500	5,653

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Moreno Valley Community Redevelopment Agency Tax Increment/Allocation Revenue	5.000%	8/1/2031	1,675	1,743
	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2033	1,605	1,654
[1]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2038	1,150	1,250
[1]	Moreno Valley Unified School District Financing Authority Special Tax Revenue	5.000%	9/1/2039	625	674
	Morongo Unified School District	4.125%	8/1/2050	2,000	1,783
	Morongo Unified School District	4.250%	8/1/2054	5,000	4,483
[4]	Moulton-Niguel Water District Public Facilities Corp. COP	3.000%	9/1/2044	2,000	1,539
	Mount San Antonio Community College District GO	2.375%	8/1/2051	5,615	3,361
	Mount San Jacinto Community College District GO	3.000%	8/1/2038	1,715	1,506
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2043	2,000	1,858
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2045	4,000	3,697
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.125%	12/1/2048	2,125	1,969
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.000%	12/1/2050	6,290	5,536
[4]	Mountain House Public Financing Authority Intergovernmental Agreement Revenue	4.250%	12/1/2052	2,500	2,312
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/2038	810	812
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/2039	1,725	1,712
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/2040	1,795	1,756
	Mountain House Public Financing Authority Lease (Abatement) Revenue (Road Improvement Projects)	4.000%	10/1/2041	1,710	1,645
	Mountain View Los Altos CA Union High School District GO	1.500%	8/1/2032	1,730	1,465
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/2039	7,805	9,268
	M-S-R Energy Authority Natural Gas Revenue	6.500%	11/1/2039	1,170	1,389
	Napa Valley Unified School District GO	4.500%	8/1/2055	2,500	2,361
[1]	Natomas Unified School District GO	3.000%	8/1/2039	500	419
[1]	Natomas Unified School District GO	3.000%	8/1/2047	3,135	2,239
	New Haven Unified School District GO	4.000%	8/1/2036	500	505
	New Haven Unified School District GO	4.000%	8/1/2039	420	413
	New Haven Unified School District GO	3.000%	8/1/2049	1,520	1,084
	New Haven Unified School District GO	5.000%	8/1/2050	5,095	5,208
	Newport Mesa Unified School District GO	0.000%	8/1/2035	4,000	2,841
	Newport Mesa Unified School District GO	0.000%	8/1/2036	1,000	673
	Newport Mesa Unified School District GO	0.000%	8/1/2037	2,000	1,272
	Newport Mesa Unified School District GO	0.000%	8/1/2038	1,000	597
	North Lake Tahoe Public Financing Authority Lease (Appropriation) Revenue	5.250%	12/1/2042	3,250	3,462
	North Lake Tahoe Public Financing Authority Lease (Appropriation) Revenue	5.500%	12/1/2047	4,425	4,692
	North Orange County CA Community College District GO	3.000%	8/1/2038	1,000	878
	North Orange County CA Community College District GO	3.000%	8/1/2039	1,000	857
	North Orange County CA Community College District GO	3.000%	8/1/2040	1,000	829
	Northern California Energy Authority Natural Gas Revenue PUT	5.000%	8/1/2030	29,000	30,926
	Norwalk-La Mirada Unified School District GO	3.250%	8/1/2035	100	97
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/2043	9,260	7,077
	Norwalk-La Mirada Unified School District GO	3.000%	8/1/2050	6,750	4,745
	Norwalk-La Mirada Unified School District GO	5.000%	8/1/2051	6,665	6,857
	Novato CA Unified School District GO	3.000%	8/1/2043	1,430	1,109
	Oak Grove School District GO	4.000%	8/1/2049	4,835	4,219
	Ontario CA Community Facilities District No. 45 Special Tax Revenue	4.000%	9/1/2051	1,540	1,267
	Ontario Montclair School District GO	4.000%	8/1/2048	3,050	2,747
	Ontario Public Financing Authority Lease (Abatement) Revenue	5.000%	11/1/2050	1,500	1,520
	Ontario Public Financing Authority Lease (Abatement) Revenue	4.500%	11/1/2055	2,695	2,512
	Oro Grande Elementary School District COP	4.000%	9/15/2026	810	816
[4]	Palmdale Elementary School District GO	5.000%	8/1/2048	890	923
	Palo Alto CA COP	2.125%	11/1/2043	1,730	1,116
	Palo Alto CA COP	2.250%	11/1/2047	9,515	5,836
	Palo Alto Unified School District GO	3.250%	8/1/2042	10,150	8,499
	Palomar Health COP	4.000%	11/1/2038	685	511
	Palomar Health COP	4.000%	11/1/2047	155	96
[1]	Palomar Health COP	4.000%	11/1/2047	120	106
	Palomar Health GO	4.000%	8/1/2032	4,180	3,778
[1]	Palomar Health GO	0.000%	8/1/2033	4,100	2,836
	Palomar Health GO	4.000%	8/1/2033	4,560	4,018
	Palomar Health GO	0.000%	8/1/2034	750	455
	Palomar Health GO	4.000%	8/1/2034	335	287
	Palomar Health GO	5.000%	8/1/2034	1,125	1,107
	Palomar Health GO	4.000%	8/1/2035	4,270	3,557
	Palomar Health GO	0.000%	8/1/2036	5,025	2,625
	Palomar Health GO	4.000%	8/1/2036	300	243
[1]	Palomar Health GO	0.000%	8/1/2038	390	190
[1]	Palomar Health GO	7.000%	8/1/2038	205	223
[3]	Paramount Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Redevelopment Project Area No. 1)	0.000%	8/1/2026	950	930
	Paramount Unified School District GO	0.000%	8/1/2042	1,000	436

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/2044	1,850	739
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/2045	1,900	715
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/2046	1,675	596
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/2047	1,750	590
	Pasadena Public Financing Authority Lease (Abatement) Revenue	0.000%	6/1/2048	1,625	517
	Peralta Community College District GO	3.000%	2/1/2050	1,750	1,253
	Peralta Community College District GO	5.000%	8/1/2050	1,480	1,521
	Peralta Community College District GO	5.000%	8/1/2054	5,000	5,116
[4]	Perris CA Union High School District (School Financing Project) COP	5.000%	10/1/2048	3,000	3,029
	Perris CA Union High School District GO	3.000%	9/1/2045	2,000	1,482
	Pittsburg Unified School District GO	3.500%	8/1/2046	260	204
[1]	Pittsburg Unified School District GO	5.000%	8/1/2047	2,320	2,366
[1]	Pittsburg Unified School District GO	4.250%	8/1/2049	2,500	2,330
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/2036	2,345	2,168
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/2037	1,250	1,132
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/2038	4,100	3,587
	Placentia-Yorba Linda Unified School District GO	0.000%	8/1/2039	2,040	1,119
	Placentia-Yorba Linda Unified School District GO	3.000%	8/1/2039	2,000	1,702
	Pleasanton Unified School District GO	4.000%	8/1/2042	7,830	7,276
[1]	Pomona Unified School District GO	2.500%	8/1/2048	5,050	3,150
[4]	Pomona Unified School District GO	3.000%	8/1/2048	3,155	2,251
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/2045	625	579
[1]	Porterville CA Water Revenue (Water System Financing Project) COP	4.000%	8/15/2050	1,000	875
	Poway Unified School District GO	0.000%	8/1/2033	990	765
	Poway Unified School District GO	0.000%	8/1/2033	5,010	3,866
	Poway Unified School District GO	0.000%	8/1/2034	8,130	5,995
	Poway Unified School District GO	0.000%	8/1/2046	8,000	2,786
	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2030	1,730	1,767
[5]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2032	1,750	1,929
[5]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2033	1,000	1,095
[5]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2034	1,750	1,899
[5]	Poway Unified School District Public Financing Authority Special Tax Revenue	5.000%	9/1/2035	1,500	1,618
[1]	Poway Unified School District Special Tax Revenue	4.000%	9/1/2050	2,250	1,957
[6,8]	Public Finance Authority Health, Hospital, Nursing Home Revenue TOB VRDO	4.000%	9/2/2025	5,000	5,000
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	4.250%	6/1/2050	3,870	3,458
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/2050	5,000	5,089
	Redding Joint Powers Financing Authority Electric Power & Light Revenue	5.000%	6/1/2055	6,000	6,090
	Redlands Unified School District GO	5.000%	7/1/2050	15,000	15,302
	Redlands Unified School District GO	5.000%	7/1/2054	18,535	18,806
	Redondo Beach Unified School District GO	5.250%	8/1/2055	1,375	1,437
	Redwood City Public Facilities & Infrastructure Authority Lease (Abatement) Revenue	3.000%	6/1/2041	2,230	1,788
	Redwood City Public Facilities & Infrastructure Authority Lease (Abatement) Revenue	3.000%	6/1/2046	4,000	2,905
	Redwood City Public Facilities & Infrastructure Authority Lease (Abatement) Revenue	3.000%	6/1/2051	250	171
[11]	Redwood City Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Redevelopment Project Area No. 2)	0.000%	7/15/2026	3,445	3,364
	Rio Hondo CA Community College District GO	4.375%	8/1/2055	2,500	2,308
	Riverside CA Electric Power & Light Revenue	5.000%	10/1/2043	2,800	2,857
	Riverside Community College District GO	3.000%	8/1/2035	530	493
	Riverside Community College District GO	3.000%	8/1/2036	2,490	2,267
	Riverside Community College District GO	3.000%	8/1/2037	1,100	977
	Riverside Community College District GO	3.000%	8/1/2037	1,005	893
	Riverside Community College District GO	3.000%	8/1/2040	6,050	4,966
	Riverside Community College District GO	4.000%	8/1/2054	1,335	1,151
	Riverside County Transportation Commission Highway Revenue	4.000%	6/1/2040	2,320	2,172
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2041	6,710	3,182
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2042	2,975	1,318
	Riverside County Transportation Commission Highway Revenue	0.000%	6/1/2043	7,500	3,118
	Riverside County Transportation Commission Highway Revenue	3.000%	6/1/2048	4,105	2,941
[4]	Riverside County Transportation Commission Highway Revenue	3.000%	6/1/2049	6,000	4,173
	Riverside Unified School District GO	3.000%	8/1/2036	800	728
	Riverside Unified School District GO	3.000%	8/1/2037	1,800	1,599
[4]	RNR School Financing Authority Special Tax Revenue	4.000%	9/1/2030	1,940	2,060
	Roseville Joint Union High School District GO	0.000%	8/1/2039	2,250	1,154
	Roseville Joint Union High School District GO	3.000%	8/1/2040	1,000	817
	Roseville Natural Gas Financing Authority Natural Gas Revenue	5.000%	2/15/2028	2,500	2,608
[1]	Sacramento CA City Unified School District GO	4.000%	8/1/2044	3,250	3,016
	Sacramento CA City Unified School District GO	4.000%	5/1/2047	5	4
[4]	Sacramento CA City Unified School District GO	5.500%	8/1/2047	1,820	1,897
[4]	Sacramento CA City Unified School District GO	5.500%	8/1/2052	9,020	9,347
[6,8,11]	Sacramento City Financing Authority Lease (Abatement) Revenue TOB VRDO	2.770%	9/4/2025	34,700	34,700

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[3]	Sacramento City Financing Authority Tax Increment/Allocation Revenue	0.000%	12/1/2030	3,000	2,504
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2034	1,275	1,333
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2034	1,800	1,882
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2035	2,000	2,082
	Sacramento County CA Airport System Port, Airport & Marina Revenue	5.000%	7/1/2038	1,330	1,366
[1]	San Bernardino City Unified School District (2019 School Financing Project) COP	5.000%	10/1/2034	2,360	2,464
[1]	San Bernardino City Unified School District GO	0.000%	8/1/2035	5,900	4,074
[1]	San Bernardino City Unified School District GO	0.000%	8/1/2036	5,000	3,263
[1]	San Bernardino City Unified School District GO	3.000%	8/1/2044	1,875	1,415
	San Bernardino Community College District GO	0.000%	8/1/2044	15,000	5,974
	San Bruno Park School District GO	5.000%	8/1/2053	2,500	2,538
	San Diego Association of Governments South Bay Expressway Highway Revenue	5.000%	7/1/2042	6,130	6,195
	San Diego CA Unified School District GO	0.000%	7/1/2034	3,550	2,499
	San Diego CA Unified School District GO	5.000%	7/1/2041	850	952
	San Diego CA Unified School District GO	5.000%	7/1/2042	845	934
	San Diego CA Unified School District GO	2.000%	7/1/2045	5,080	3,151
	San Diego CA Unified School District GO	4.450%	7/1/2047	1,000	963
	San Diego CA Unified School District GO	3.250%	7/1/2048	1,000	762
	San Diego CA Unified School District GO	5.000%	7/1/2048	6,500	6,703
	San Diego CA Unified School District GO	5.000%	7/1/2049	4,135	4,249
	San Diego CA Unified School District GO	4.000%	7/1/2053	9,050	7,940
	San Diego CA Unified School District GO	4.000%	7/1/2053	12,890	11,310
	San Diego CA Unified School District GO	4.000%	7/1/2054	11,950	10,311
	San Diego Community College District GO	0.000%	8/1/2036	8,000	5,345
	San Diego Community College District GO	0.000%	8/1/2038	3,510	2,077
	San Diego Community College District GO	4.000%	8/1/2041	1,000	988
	San Diego Community College District GO	4.000%	8/1/2042	1,000	950
	San Diego Community College District GO	4.000%	8/1/2043	1,000	934
	San Diego Community College District GO	4.000%	8/1/2050	1,590	1,411
	San Diego Community College District GO	5.000%	8/1/2055	29,090	29,906
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	5.000%	7/1/2040	2,325	2,414
	San Diego County Regional Airport Authority Port, Airport & Marina Revenue	4.000%	7/1/2056	2,515	2,157
	San Diego Housing Authority Inc. Local or Guaranteed Housing Revenue	4.200%	6/1/2040	4,470	4,271
	San Diego Public Facilities Financing Authority Intergovernmental Agreement Revenue	5.000%	5/15/2052	2,000	2,028
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2043	650	678
	San Diego Public Facilities Financing Authority Lease (Abatement) Revenue (Capital Improvement Projects)	5.000%	10/15/2054	2,010	2,040
	San Dieguito Union High School District GO	3.000%	8/1/2038	1,000	878
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/2041	3,585	2,288
	San Francisco Bay Area Rapid Transit District GO	2.000%	8/1/2046	1,460	824
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2049	6,300	4,518
	San Francisco Bay Area Rapid Transit District GO	3.000%	8/1/2050	8,475	5,973
	San Francisco Bay Area Rapid Transit District Sales Tax Revenue	3.000%	7/1/2044	5,000	3,813
	San Francisco CA City & County (49 South Van Ness Project) COP	4.000%	4/1/2043	5,865	5,357
	San Francisco CA City & County (Animal Care & Control Project) COP	4.000%	4/1/2041	3,355	3,122
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/2030	2,500	2,509
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/2031	2,500	2,503
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/2043	8,490	6,664
	San Francisco CA City & County (Multiple Capital Improvement Projects) COP	3.000%	4/1/2044	8,745	6,738
	San Francisco CA City & County (Music Concourse Garage Project) COP	4.000%	4/1/2047	700	615
	San Francisco CA City & County (Music Concourse Garage Project) COP	4.000%	4/1/2050	400	345
	San Francisco CA City & County Community Facilities District No. 2014-1 Special Tax Revenue	5.000%	9/1/2052	1,150	1,162
	San Francisco CA City & County COP	4.000%	4/1/2041	3,565	3,363
	San Francisco CA City & County GO	3.000%	6/15/2034	3,250	3,035
	San Francisco CA City & County GO	3.000%	6/15/2035	2,140	1,955
	San Francisco CA City & County Local or Guaranteed Housing Revenue	4.650%	8/1/2040	2,215	2,208
	San Francisco CA City & County Multifamily Housing Local or Guaranteed Housing Revenue	5.000%	2/1/2046	2,820	2,779
[8]	San Francisco CA City & County Multifamily Housing Local or Guaranteed Housing Revenue TOB VRDO	4.050%	9/2/2025	45,900	45,900
	San Francisco CA Public Utilities Commission Water Revenue	4.000%	11/1/2031	1,015	1,040
	San Francisco CA Public Utilities Commission Water Revenue	5.000%	11/1/2040	1,000	1,134
	San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/2048	10,000	10,424
	San Francisco CA Public Utilities Commission Water Revenue	3.000%	11/1/2050	1,500	1,036
	San Francisco CA Public Utilities Commission Water Revenue	5.250%	11/1/2052	2,165	2,242
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	4.000%	5/1/2052	16,295	14,129
	San Francisco City & County Airport Commission-San Francisco International Airport Port, Airport & Marina Revenue	5.000%	5/1/2052	4,330	4,379
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	4.000%	11/1/2041	1,290	1,222
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	4.000%	11/1/2051	2,005	1,703
	San Francisco City & County Public Utilities Commission Power Electric Power & Light Revenue	4.000%	11/1/2051	6,000	5,096
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	4.000%	10/1/2037	1,250	1,272

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2037	2,080	2,156
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2045	1,000	1,039
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2049	1,500	1,537
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2054	15,050	15,309
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue	5.000%	10/1/2054	3,850	3,916
	San Francisco City & County Public Utilities Commission Wastewater Sewer Revenue PUT	4.000%	10/1/2029	2,000	2,114
	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2028	985	1,006
[3]	San Francisco City & County Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue (Mission Bay South Redevelopment Project)	5.000%	8/1/2041	1,750	1,759
[4]	San Francisco Community College District GO	3.000%	6/15/2045	3,125	2,337
	San Francisco Community College District GO	4.000%	6/15/2045	2,300	2,094
[4]	San Francisco Community College District GO	5.250%	6/15/2049	19,115	19,943
	San Francisco Unified School District GO	5.000%	6/15/2038	4,000	4,210
	San Francisco Unified School District GO	3.000%	6/15/2039	4,075	3,471
	San Francisco Unified School District GO	3.000%	6/15/2040	6,500	5,405
	San Francisco Unified School District GO	5.000%	6/15/2040	3,380	3,516
[1]	San Jacinto Unified School District COP	5.000%	9/1/2040	1,075	1,110
[3]	San Joaquin Hills Transportation Corridor Agency Highway Revenue	0.000%	1/15/2032	225	180
	San Joaquin Valley Clean Energy Authority Electric Power & Light Revenue PUT	5.500%	7/1/2035	9,995	11,082
	San Jose CA Local or Guaranteed Housing Revenue	5.000%	9/1/2044	4,255	4,280
	San Jose Evergreen Community College District GO	3.000%	9/1/2040	3,710	3,100
	San Jose Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	8/1/2035	4,100	4,230
	San Jose Unified School District GO	2.125%	8/1/2038	900	669
	San Juan Unified School District GO	2.375%	8/1/2041	15	10
	San Juan Unified School District GO	5.000%	8/1/2041	2,000	2,079
	San Leandro Unified School District GO	4.000%	8/1/2047	3,150	2,843
	San Luis Coastal Unified School District GO	4.000%	8/1/2054	2,845	2,495
	San Marcos Unified School District GO	0.000%	8/1/2039	5,000	2,727
	San Marcos Unified School District GO	0.000%	8/1/2040	5,000	2,564
	San Marcos Unified School District GO	0.000%	8/1/2041	2,000	960
	San Marcos Unified School District GO	0.000%	8/1/2042	1,000	456
	San Marcos Unified School District GO	0.000%	8/1/2043	1,000	430
	San Mateo Foster City CA School District GO	4.000%	8/1/2042	1,000	963
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	3.000%	6/15/2046	1,835	1,357
	San Mateo Joint Powers Financing Authority Lease (Abatement) Revenue	2.500%	6/15/2055	5,365	3,087
	San Mateo Union High School District GO	1.875%	9/1/2032	1,655	1,448
[2]	San Mateo Union High School District GO, 6.875% coupon rate effective 9/1/34	0.000%	9/1/2046	3,280	2,444
	San Rafael CA City High School District GO	3.000%	8/1/2040	1,950	1,607
	San Rafael CA City High School District GO	4.250%	8/1/2047	5,500	5,212
	San Rafael CA City High School District GO	4.000%	8/1/2053	7,100	6,083
[11]	San Ramon Public Financing Authority Tax Increment/Allocation Revenue	0.000%	2/1/2033	2,000	1,519
	San Ramon Valley Fire Protection District (Public Safety Complex & Fire Training Facility Projects) COP	4.000%	8/1/2045	2,500	2,276
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/2034	415	462
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/2037	1,165	1,265
[1]	Sanger Unified School District (Capital Projects) COP	5.000%	6/1/2041	5,000	5,264
[4]	Sanger Unified School District GO	3.000%	8/1/2045	1,480	1,105
[4]	Sanger Unified School District GO	3.000%	8/1/2048	5,500	3,964
[4]	Sanger Unified School District GO	4.000%	8/1/2055	2,480	2,147
[3]	Santa Ana Unified School District GO	0.000%	8/1/2032	3,680	2,920
[1]	Santa Ana Unified School District GO	2.000%	8/1/2046	5,755	3,263
[1]	Santa Ana Unified School District GO	2.125%	8/1/2050	1,000	533
	Santa Barbara Finance Authority Lease (Abatement) Revenue (Public Safety & Park Projects)	4.000%	5/15/2054	3,605	3,079
	Santa Barbara Finance Authority Lease (Abatement) Revenue (Public Safety & Park Projects)	4.000%	5/15/2057	1,915	1,624
	Santa Barbara Secondary High School District GO	0.000%	8/1/2040	2,310	1,148
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2038	2,765	2,428
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2038	3,000	2,634
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.000%	5/1/2039	1,000	852
	Santa Clara County Financing Authority Lease (Abatement) Revenue	4.000%	5/1/2045	3,000	2,688
	Santa Clara County Financing Authority Lease (Abatement) Revenue	3.125%	5/1/2047	4,165	3,125
	Santa Clara Unified School District GO	3.000%	7/1/2037	6,605	5,890
	Santa Clara Unified School District GO	3.250%	7/1/2044	11,790	9,460
	Santa Clarita Community College District GO	3.000%	8/1/2036	750	683
	Santa Clarita Community College District GO	3.000%	8/1/2041	950	757
	Santa Clarita Community College District GO	3.000%	8/1/2044	1,000	747
	Santa Cruz City High School District GO	4.000%	8/1/2054	5,000	4,319
	Santa Cruz County Capital Financing Authority Lease (Abatement) Revenue	4.125%	6/1/2039	4,300	4,302
	Santa Margarita-Dana Point Authority Intergovernmental Agreement Revenue	3.000%	6/1/2037	850	772
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	2.125%	7/1/2046	5,500	3,288
	Santa Monica Public Financing Authority Lease (Abatement) Revenue (City Yards Project)	2.250%	7/1/2051	6,500	3,639

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Santa Monica-Malibu Unified School District GO	3.000%	8/1/2042	1,575	1,235
	Santa Rosa Elementary School District GO	5.000%	8/1/2042	400	414
	Santa Rosa Elementary School District GO	5.000%	8/1/2043	600	618
	Sequoia Union High School District	2.375%	7/1/2032	1,060	979
	Shasta-Tehama-Trinity Joint Community College District GO	3.000%	8/1/2042	4,770	3,717
[1]	Simi Valley Unified School District GO	0.000%	8/1/2032	1,720	1,398
	Sonoma County Junior College District GO	3.000%	8/1/2037	7,285	6,554
	Sonoma County Junior College District GO	3.000%	8/1/2039	4,000	3,385
[1]	South Bayside Waste Management Authority Resource Recovery Revenue	5.000%	9/1/2042	1,260	1,277
[1]	South Bayside Waste Management Authority Resource Recovery Revenue, ETM	5.000%	9/1/2042	40	44
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	2/1/2036	350	353
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	4.000%	2/1/2037	250	251
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	2/1/2038	1,080	964
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	2/1/2039	1,110	958
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	3.000%	2/1/2040	1,105	926
	South Coast Water District Financing Authority Intergovernmental Agreement Revenue	2.500%	2/1/2050	4,920	3,010
	South Orange County Public Financing Authority Lease (Abatement) Revenue	5.000%	6/1/2052	8,765	9,001
	Southern California Public Power Authority Electric Power & Light Revenue (Clean Energy Project) PUT	5.000%	9/1/2030	20,100	21,295
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2036	1,340	1,448
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2042	3,500	3,589
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2042	1,800	1,846
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2043	6,500	6,631
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2048	1,945	1,944
	Southern California Public Power Authority Electric Power & Light Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/2053	5,470	5,554
	Southern California Public Power Authority Electric Power & Light Revenue (Windy Point/Windy Flats Project)	5.000%	7/1/2029	135	147
	Southern California Public Power Authority Intergovernmental Agreement Revenue	5.000%	7/1/2046	1,550	1,566
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Canyon Power Project) PUT	3.700%	7/1/2027	1,000	1,005
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2044	210	215
	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.000%	7/1/2049	1,000	1,003
[4]	Southern California Public Power Authority Intergovernmental Agreement Revenue (Southern Transmission System Renewal Project)	5.250%	7/1/2050	3,805	3,901
	Southern California Public Power Authority Intergovernmental Agreement Revenue PUT	5.000%	7/1/2029	2,085	2,218
	Southern California Public Power Authority Natural Gas Revenue (Magnolia Power Project A-20) VRDO	3.800%	9/2/2025	32,385	32,385
	Southern California Public Power Authority Natural Gas Revenue (Project No. 1)	5.000%	11/1/2028	5,985	6,267
	Southwestern Community College District GO	3.000%	8/1/2039	900	771
	Southwestern Community College District GO	3.000%	8/1/2040	1,250	1,033
	Southwestern Community College District GO	3.000%	8/1/2040	2,500	2,067
	Stanislaus County Modesto Elementary School District GO	3.000%	8/1/2039	280	237
	Stanislaus County Modesto Elementary School District GO	3.000%	8/1/2046	4,300	3,119
	Stanislaus County Modesto Elementary School District GO	3.000%	8/1/2050	1,915	1,330
	Stanislaus County Modesto Elementary School District GO	5.000%	8/1/2052	1,580	1,601
	State Center Community College District GO	3.000%	8/1/2040	4,660	3,825
	Stockton Community Facilities District Special Tax Revenue	5.000%	9/1/2049	525	518
[4]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/2031	1,550	1,648
[4]	Stockton Public Financing Authority Intergovernmental Agreement Revenue	5.000%	10/1/2036	2,000	2,077
[4]	Stockton Unified School District GO	2.500%	8/1/2035	1,025	874
[1]	Stockton Unified School District GO	4.000%	8/1/2036	1,000	1,026
[1]	Stockton Unified School District GO	4.000%	8/1/2038	1,625	1,639
[1]	Stockton Unified School District GO	4.000%	8/1/2040	1,035	1,021
[1]	Stockton Unified School District GO	4.000%	8/1/2045	5,000	4,567
[4,8]	Stockton Unified School District GO TOB VRDO	3.930%	9/2/2025	2,200	2,200
	Sunnyvale Financing Authority Lease (Abatement) Revenue (Civic Center Project)	2.500%	4/1/2052	3,620	2,206
	Sunnyvale School District GO	4.000%	9/1/2036	250	254
	Sunnyvale School District GO	4.000%	9/1/2037	270	271
	Sunnyvale School District GO	4.000%	9/1/2042	700	668
[1]	Sweetwater Union High School District GO	0.000%	8/1/2039	1,355	693
[1]	Sweetwater Union High School District GO	0.000%	8/1/2040	3,005	1,439
[1]	Sweetwater Union High School District GO	0.000%	8/1/2041	4,000	1,794
[1]	Sweetwater Union High School District GO	0.000%	8/1/2042	4,000	1,695
[1]	Sweetwater Union High School District GO	0.000%	8/1/2043	4,000	1,589
[1]	Sweetwater Union High School District GO	0.000%	8/1/2044	3,500	1,306
[1]	Sweetwater Union High School District GO	0.000%	8/1/2045	4,975	1,748

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
[1]	Sweetwater Union High School District GO	0.000%	8/1/2046	1,165	386
	Sweetwater Union High School District GO	5.000%	8/1/2052	13,435	13,796
	Sweetwater Union High School District GO	4.000%	2/1/2055	4,570	3,882
[1]	Temecula Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	12/15/2038	3,115	3,179
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2029	1,000	1,066
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2039	1,000	1,011
	Tobacco Securitization Authority of Southern California Tobacco Settlement Funded Revenue	5.000%	6/1/2048	135	124
	Tracy CA Community Facilities District Special Tax Revenue	4.000%	9/1/2045	2,000	1,705
	Tracy CA Community Facilities District Special Tax Revenue	5.750%	9/1/2048	1,700	1,761
	Tracy CA Community Facilities District Special Tax Revenue	5.875%	9/1/2053	2,700	2,804
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2036	800	813
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2045	2,000	1,922
	Transbay Joint Powers Authority Tax Increment/Allocation Revenue	5.000%	10/1/2049	1,500	1,407
[4]	Tulare Local Health Care District GO	4.000%	8/1/2039	3,275	3,226
[3]	Tulare Union High School District GO	0.000%	8/1/2027	515	490
[3]	Tulare Union High School District GO	0.000%	8/1/2028	1,250	1,158
[1]	Twin Rivers Unified School District GO	0.000%	8/1/2036	1,850	1,143
[13]	Ukiah CA Unified School District GO	0.000%	8/1/2032	4,000	3,195
[1]	Ukiah CA Unified School District GO	5.000%	8/1/2049	2,150	2,167
	Ukiah Public Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	4/1/2035	1,015	1,043
	Ukiah Public Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	4/1/2036	525	535
	Ukiah Public Financing Authority Lease (Abatement) Revenue (Capital Projects)	4.000%	4/1/2042	3,290	3,104
	United Water Conservation District COP	4.000%	10/1/2045	1,635	1,493
	University of California College & University Revenue	5.000%	5/15/2036	5,000	5,665
	University of California College & University Revenue	5.000%	5/15/2037	19,765	22,103
	University of California College & University Revenue	5.000%	5/15/2037	31,190	34,880
	University of California College & University Revenue	5.000%	5/15/2038	2,000	2,185
	University of California College & University Revenue	5.000%	5/15/2038	6,320	6,959
	University of California College & University Revenue	5.000%	5/15/2038	16,020	17,640
	University of California College & University Revenue	5.000%	5/15/2038	2,000	2,202
	University of California College & University Revenue	5.000%	5/15/2039	9,670	10,562
	University of California College & University Revenue	5.000%	5/15/2039	24,095	26,317
	University of California College & University Revenue	5.000%	5/15/2039	3,800	4,150
	University of California College & University Revenue	5.000%	5/15/2040	23,115	24,999
	University of California College & University Revenue	5.000%	5/15/2040	3,250	3,515
	University of California College & University Revenue	5.000%	5/15/2040	3,690	3,991
	University of California College & University Revenue	5.000%	5/15/2041	5,770	6,175
	University of California College & University Revenue	5.000%	5/15/2042	1,725	1,828
	University of California College & University Revenue	5.000%	5/15/2043	2,175	2,290
	University of California College & University Revenue	5.000%	5/15/2044	1,505	1,575
	University of California College & University Revenue	5.000%	5/15/2045	1,265	1,318
	University of California College & University Revenue	5.000%	5/15/2046	3,490	3,616
	University of California College & University Revenue	5.000%	5/15/2047	2,295	2,370
	University of California College & University Revenue	4.000%	5/15/2051	8,000	6,841
	University of California College & University Revenue	5.000%	5/15/2052	23,340	23,593
	University of California College & University Revenue	5.000%	5/15/2053	36,865	37,691
	University of California College & University Revenue	4.000%	5/15/2055	2,720	2,300
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2042	27,405	27,670
	University of California College & University Revenue (Limited Project)	5.000%	5/15/2046	20,000	20,410
	University of California College & University Revenue VRDO	3.400%	9/2/2025	2,000	2,000
	University of California College & University Revenue VRDO	3.450%	9/2/2025	6,400	6,400
	University of California College & University Revenue VRDO	3.450%	9/2/2025	19,300	19,300
	University of California College & University Revenue VRDO	2.700%	9/4/2025	26,100	26,100
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2040	3,000	3,132
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2041	2,000	2,072
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2042	3,500	3,599
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	5.000%	5/15/2047	6,620	6,663
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.000%	5/15/2053	22,735	19,267
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.500%	5/15/2054	15,000	11,502
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue VRDO	3.400%	9/2/2025	20,825	20,825
	Upland CA COP	4.000%	1/1/2042	5,635	4,887
	Upland CA COP	5.000%	1/1/2047	4,060	3,974
[4]	Val Verde Unified School District GO	4.000%	8/1/2046	550	488
[1]	Val Verde Unified School District GO	4.000%	8/1/2048	4,900	4,323
[1]	Val Verde Unified School District GO	4.000%	8/1/2049	5,000	4,382
	Vallecitos Water District COP	2.250%	8/1/2046	2,140	1,324
	Vallejo City Unified School District GO	5.000%	8/1/2041	1,485	1,562
	Ventura Unified School District GO	4.000%	8/1/2041	2,855	2,767
	Ventura Unified School District GO	4.250%	8/1/2051	1,365	1,258
	Ventura Unified School District GO	4.000%	8/1/2052	11,230	9,763

		Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2032	865	922
	Vernon CA Electric System Electric Power & Light Revenue	5.000%	8/1/2036	750	781
	Walnut Valley Unified School District GO	0.000%	8/1/2036	1,000	639
	Washington Township Health Care District GO	5.000%	8/1/2043	250	246
	Washington Township Health Care District GO	5.000%	8/1/2043	500	493
	Washington Township Health Care District GO	5.500%	8/1/2053	750	788
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2026	1,340	1,360
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2028	1,230	1,299
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2031	500	520
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/2033	1,080	1,086
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2033	1,080	1,094
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/2034	1,770	1,615
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.125%	7/1/2035	105	93
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/2035	2,220	2,093
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.000%	7/1/2036	500	507
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/2037	1,240	1,131
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	3.000%	7/1/2038	1,000	824
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	4.000%	7/1/2048	750	585
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.750%	7/1/2048	2,860	2,961
	Washington Township Health Care District Health, Hospital, Nursing Home Revenue	5.750%	7/1/2053	2,025	2,065
[3]	West Contra Costa Unified School District GO	0.000%	8/1/2032	5,000	3,959
[1]	West Contra Costa Unified School District GO	3.000%	8/1/2035	850	797
[4]	West Contra Costa Unified School District GO	5.000%	8/1/2035	1,440	1,621
[4]	West Contra Costa Unified School District GO	5.000%	8/1/2035	500	563
[4]	West Contra Costa Unified School District GO	5.000%	8/1/2035	1,530	1,722
[1]	West Contra Costa Unified School District GO	3.000%	8/1/2036	1,000	914
[4]	West Contra Costa Unified School District GO	5.000%	8/1/2036	1,765	1,959
[1]	West Contra Costa Unified School District GO	3.000%	8/1/2037	1,400	1,251
[4]	West Contra Costa Unified School District GO	5.000%	8/1/2037	1,980	2,176
[4]	West Contra Costa Unified School District GO	5.000%	8/1/2037	725	797
[4]	West Contra Costa Unified School District GO	5.000%	8/1/2037	1,680	1,846
[4]	West Contra Costa Unified School District GO	5.000%	8/1/2038	1,430	1,552
[4]	West Contra Costa Unified School District GO	5.000%	8/1/2038	1,740	1,888
[4]	West Contra Costa Unified School District GO	5.000%	8/1/2039	1,000	1,076
[4]	West Contra Costa Unified School District GO	5.000%	8/1/2039	1,400	1,506
[1]	West Contra Costa Unified School District GO	3.000%	8/1/2051	2,010	1,416
[4]	West Contra Costa Unified School District GO	4.000%	8/1/2054	2,070	1,761
	West Sonoma County Union High School District GO	5.000%	8/1/2043	780	794
[4]	Western Placer Unified School District GO	5.000%	8/1/2042	6,350	6,458
[1]	Western Riverside Water & Wastewater Financing Authority Special Tax Revenue	4.000%	9/1/2043	1,120	1,042
[4]	Westminster Redevelopment Agency Successor Agency Tax Increment/Allocation Revenue	5.000%	11/1/2029	1,000	1,029
[1]	William S Hart Union High School District GO	0.000%	8/1/2035	1,050	738
[1]	William S Hart Union High School District GO	0.000%	8/1/2036	1,150	765
					5,391,185
Guam (0.0%)
	Guam Power Authority Electric Power & Light Revenue	5.000%	10/1/2044	125	125
Puerto Rico (1.2%)
	Commonwealth of Puerto Rico GO	5.625%	7/1/2027	11,416	11,804
	Commonwealth of Puerto Rico GO	5.625%	7/1/2029	5,052	5,381
	Commonwealth of Puerto Rico GO	5.750%	7/1/2031	10,704	11,739
	Commonwealth of Puerto Rico GO	0.000%	7/1/2033	10,000	6,991
	Commonwealth of Puerto Rico GO	4.000%	7/1/2033	3,652	3,570
	Commonwealth of Puerto Rico GO	4.000%	7/1/2041	1,092	950
[8]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	500	522
[8]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2033	970	1,017
[8]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2035	610	629
[8]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	250	256
[8]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	5.000%	7/1/2037	155	160
[8]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	2,390	2,062
[8]	Puerto Rico Commonwealth Aqueduct & Sewer Authority Water Revenue	4.000%	7/1/2042	1,390	1,199
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2029	1,230	1,079
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2031	2,773	2,227
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2033	1,264	924
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	2,500	2,313
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	4.329%	7/1/2040	1,541	1,426
	Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	0.000%	7/1/2046	25,259	7,935

	Coupon	Maturity Date	Face Amount ($000)	Market Value ($000)
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue	5.000%	7/1/2058	1,750	1,600
				63,784
Total Tax-Exempt Municipal Bonds (Cost $5,679,475)				5,455,094
Taxable Municipal Bonds (0.1%)
Puerto Rico (0.1%)
Commonwealth of Puerto Rico CVI	0.000%	11/1/2043	8,617	5,407
Commonwealth of Puerto Rico CVI	0.000%	11/1/2051	3,577	2,321
Total Taxable Municipal Bonds (Cost $7,630)				7,728
Total Investments (99.8%) (Cost $5,687,105)				5,462,822
Other Assets and Liabilities—Net (0.2%)				8,614
Net Assets (100%)				5,471,436
Cost is in $000.
1	Scheduled principal and interest payments are guaranteed by Assured Guaranty Inc.
2	Step bond.
3	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
4	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
5	Includes securities purchased on a when-issued or delayed-delivery basis for which the fund has not taken delivery as of August 31, 2025.
6	Scheduled principal and interest payments are guaranteed by bank letter of credit.
7	Securities with a value of $3,002 have been segregated as initial margin for open futures contracts.
8	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2025, the aggregate value was $320,095, representing 5.9% of net assets.
9	Scheduled principal and interest payments are guaranteed by Federal Housing Authority.
10	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
11	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
12	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
13	Scheduled principal and interest payments are guaranteed by XL Capital Assurance Inc.
BAN—Bond Anticipation Note.
COP—Certificate of Participation.
CVI—Contingent Value Instruments.
ETM—Escrowed to Maturity.
GO—General Obligation Bond.
Prere.—Prerefunded.
PUT—Put Option Obligation.
TOB—Tender Option Bond.
TSFR3M—CME Term Secured Overnight Financing Rate 3-Month.
VRDO—Variable Rate Demand Obligation.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Short Futures Contracts
10-Year U.S. Treasury Note	December 2025	(168)	(18,900)	(157)
Ultra Long U.S. Treasury Bond	December 2025	(339)	(39,515)	106
				(51)
Over-the-Counter Swaps - Municipal Market Data Rate Locks
Termination Date	Counterparty	Notional Amount ($000)	Buy/Sell	Reference Index	Strike Rate	Value ($000)	Unrealized Appreciation ($000)	Unrealized (Depreciation) ($000)
4/30/2026	MSCS	8,000	Buy	15-Year MMD AAA General Obligation Scale	4.050%	(136)	—	(136)
5/6/2026	MSCS	850	Buy	10-Year MMD AAA General Obligation Scale	3.640%	9	9	—
5/19/2026	MSCS	1,368	Buy	15-Year MMD AAA General Obligation Scale	4.060%	(23)	—	(23)
8/13/2026	RBC	5,000	Buy	30-Year MMD AAA General Obligation Scale	4.760%	(78)	—	(78)
8/18/2026	RBC	1,170	Buy	30-Year MMD AAA General Obligation Scale	4.770%	(16)	—	(16)
8/20/2026	RBC	3,070	Buy	5-Year MMD AAA General Obligation Scale	2.790%	7	7	—
8/20/2026	MSCS	1,720	Buy	5-Year MMD AAA General Obligation Scale	2.840%	8	8	—
						(229)	24	(253)
MSCS—Morgan Stanley Capital Services LLC.
RBC—Royal Bank of Canada.
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Bonds and other temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees.
B.	Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.	MMD Rate Locks: The fund enters into Municipal Market Data (MMD) Rate Lock contracts to lock in a specified municipal interest rate for a portion of the fund to preserve a return on a particular investment or a portion of the fund as a duration management technique or to protect against market interest rate risk for anticipated purchase of municipal bonds. Under the terms of the contracts, both parties agree to make payments to each other on a notional amount, contingent upon whether the reference index rate is above or below a strike rate on the termination date of the contract. The fund may buy (long) an MMD Rate Lock and if the referenced MMD AAA Index is below the strike rate on the termination date, the counterparty will make a payment to the fund. If the MMD AAA Index is above the strike rate on the termination date, the fund will make a payment to the counterparty. The fund may also sell (short) an MMD Rate Lock. The contract terms of a short position will move in the opposite direction as a long position.
The primary risk associated with MMD Rate Locks is that municipal yields will move in the opposite direction than anticipated by a fund, which would cause the fund to make payments to its counterparty in the transaction that could adversely affect the fund’s performance. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
MMD Rate Locks are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until the contracts are terminated, at which time realized gain (loss) is recorded.
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of August 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Tax-Exempt Municipal Bonds	—	5,455,094	—	5,455,094
Taxable Municipal Bonds	—	7,728	—	7,728
Total	—	5,462,822	—	5,462,822
Derivative Financial Instruments
Assets
Futures Contracts[1]	106	—	—	106
Swap Contracts	—	24	—	24
Total	106	24	—	130
Liabilities
Futures Contracts[1]	(157)	—	—	(157)
Swap Contracts	—	(253)	—	(253)
Total	(157)	(253)	—	(410)
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.